Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 8,274	R$ 8,711
Trade receivables, net	831	686
Other receivables	294	365
Inventories, net	5,257	6,536
Recoverable taxes	1,743	1,199
Dividends receivable	16
Derivative financial instruments	19
Other current assets	251	251
Total	16,685	17,748
Assets held for sale	1,187	109
Total current assets	17,872	17,857
Non-current assets
Trade receivables, net	1	5
Other receivables	558	671
Recoverable taxes	2,410	3,100
Derivative financial instruments	6	12
Deferred income tax and social contribution	581
Related parties	517	154
Restricted deposits for legal proceedings	731	563
Other non-current assets	162	208
Investments in associates	1,254	1,250
Investment properties	3,254	3,639
Property and equipment, net	16,344	19,888
Intangible assets, net	5,753	6,164
Total non-current assets	31,571	35,654
Total assets	49,443	53,511
Current liabilities
Trade payable, net	10,078	11,424
Borrowings and financing	1,470	2,309
Lease liabilities	895	947
Payroll and related taxes	808	897
Taxes payable	580	585
Related parties	371	194
Dividends payable	112	556
Financing of property and equipment	182	100
Deferred revenue	383	297
Pass-through liabilities	15	77
Acquisition of non-controlling interest	701	636
Other current liabilities	893	677
Liabilities related to assets held for sale	62
Total current liabilities	16,550	18,699
Non-current liabilities
Borrowings and financing	7,582	6,842
Lease liabilities	5,223	7,427
Deferred income tax and social contribution	935	1,034
Tax payable	153	248
Related parties	96	168
Provision for contingencies	1,442	1,385
Deferred revenues	65	19
Provision for losses on investment in associates	689	591
Other non-current liabilities	328	291
Total non-current liabilities	16,513	18,005
Shareholders’ equity
Share capital	5,859	5,650
Capital reserves	291	263
Earning reserves	6,925	6,090
Other comprehensive income	574	1,692
Total shareholders' equity	13,649	13,695
Non-controlling interest	2,731	3,112
Total shareholders’ equity	16,380	16,807
Total liabilities and shareholders’ equity	R$ 49,443	R$ 53,511